Fully-Benefit Responsive Investment Contracts (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Guaranteed investment contract, surrender charge percentage	0.05
Stable value anchor account	$ 2,602,023	$ 4,110,237
Guaranteed investment contract, minimum crediting interest rate	0
Allocated
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Stable value anchor account	$ 2,602,023	$ 4,110,237